Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue
	Years ended December 31,
	2022	2021

Project implementation phase:
Revenues from pre-production implementation projects	$189,335	$178,419
Revenues from post-production implementation projects	285,401	282,616

Total	$474,736	$461,035

Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities
	December 31,
	2022	2021

Trade receivables (net of allowance for credit losses of $1,130 and $1,337 on December 31, 2022 and 2021, respectively)	58,563	53,985
Short-term unbilled receivables *)	20,488	16,072
Long-term unbilled receivables *)	1,169	858
Contract assets **)	15,064	6,988
Deferred revenues (short-term contract liabilities) ***)	30,720	39,614
Long-term deferred revenues (long-term contract liabilities) ***)	-	299

*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

**)	Contract assets relate to unbilled receivables (including a long-term balance of $733 and $784 presented in other long-term assets as of December 31, 2022 and 2021, respectively), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

***)	Deferred revenue represents billings to customers for which revenue has not yet been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue and included in other long-term liabilities in the consolidated balance sheets.